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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [X]; Amendment Number: 2

This Amendment (Check only one.):   [ ] is a restatement
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CinFin Capital Management Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-5597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Steven A. Soloria
Title:   Vice President and Secretary
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Steven A. Soloria                   Fairfield, Ohio           March 23, 2007
-------------------------------------   -----------------------   --------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                   0

Form 13F Information Table Entry Total:             5

Form 13F Information Table Value Total          5,518
                                          (thousands)

List of Other Included Managers: None


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
           COLUMN 1          COLUMN 2     COLUMN 3 COLUMN 4           COLUMN 5           COLUMN 6  COLUMN 7        COLUMN 8
---------------------------------------------------------------------------------------------------------------------------------
                             TITLE OF                VALUE  SHRS OR PRN                 INVESTMENT   OTHER     VOTING AUTHORITY
     NAME OF ISSUER           CLASS         CUSIP  [x$1000]     AMT     SH/PRN PUT/CALL DISCRETION MANAGERS    SOLE   SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
EQUITY RESIDENTIAL 7.25%
   CV PFD G              CONVERTIBLE PFD 29476L859   1,260      56,000    SH               SOLE                 --      --    --
OMNICARE INC CV DEB      CONVERTIBLE DEB 681904AD0   1,007   1,500,000   PRN               SOLE                 --      --    --
OWENS ILLINOIS $2.375
   CV PFD                CONVERTIBLE PFD 690768502     890      40,000    SH               SOLE                 --      --    --
RECKSON ASSOCIATES
   $1.90625 CV PFD       CONVERTIBLE PFD 75621K205   1,109      50,000    SH               SOLE                 --      --    --
ROUSE COMPANY $3.00
   CV PFD SERIES B       CONVERTIBLE PFD 779273309   1,251      35,000    SH               SOLE                 --      --    --
                                                     5,518


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